Financing Expenses (Income), Net (Details) - Schedule of Financing Expenses (Income), Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financing Expenses (Income) , Net [Abstract]
Change in fair value of convertible advance investment (see Note 9)	$ (269)	$ 70	$ 288
Change in fair value of derivative warrant liability (see Note 8)	(66)
Amortization of discount and accrued interest relating to straight loan received from commercial banks (see Note 6 and Note 7)	157	102	59
Modification of terms relating to straight loan (see Note 6A1)			90
Change in estimation of maturity date of liability to controlling shareholder (see Note 14)	12
Amortization of discount relating to liability to controlling shareholder (see Note 14)	48	40
Interest on bank deposits	(97)
Exchange rate differences and other finance expenses	(7)	(47)	38
Total	$ (222)	$ 165	$ 475